Valuation Results and Net Trading Income - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Valuation Results and Net Trading Income [Line Items]
DVA adjustment on own issued notes		€ 28
CVA/DVA Adjustments on trading derivatives	€ 18	21
Interest income from trading assets	7,195
Interest expense from trading liabilities	7,223
Voya Financial Inc and NN Group NV [member]
Disclosure of Valuation Results and Net Trading Income [Line Items]
Amount related to warrants on shares	€ 19	€ (62)